Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 249,794	$ 225,665
Trade and other receivables	203,429	113,182
Inventories	207,334	155,012
Prepaid expenses and other current assets	6,289	20,106
Other financial assets	4,102	1,063
Taxes receivable	2,300	9,153
Total Current assets	673,248	524,181
Receivable	12,157	13,329
Inventories	24,450	50,725
Other financial assets	7,089	9,799
Intangibles and other assets	52,453	49,841
Property, plant and equipment	4,316,006	3,552,430
Deferred tax assets	151,946	125,638
Goodwill	75,285	0
Total Assets	5,312,634	4,325,943
Current liabilities
Trade and other payables	239,149	211,467
Taxes payable	53,441	4,051
Other liabilities	30,035	46,806
Other financial liabilities	42,235	33,301
Gold prepayment liability	55,901	71,208
Lease liabilities	28,902	16,156
Deferred revenue	87,672	64,658
Total Current liabilities	537,335	447,647
Other financial liabilities	51,720	52,446
Lease liabilities	61,433	44,863
Long-term debt	1,287,536	1,184,162
Deferred revenue	330,848	404,880
Pension obligations	6,010	3,262
Other employee benefits	101,849	86,340
Environmental and other provisions	321,912	279,240
Deferred tax liabilities	407,152	251,294
Total liabilities	3,105,795	2,754,134
Equity
Share capital	2,240,233	1,780,774
Reserves	30,177	26,538
Retained earnings	(173,599)	(235,503)
Equity attributable to owners of the Company	2,096,811	1,571,809
Non-controlling interest	110,028	0
Total liabilities and equity	$ 5,312,634	$ 4,325,943